Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 128,250		$ 165,975		$ 408,099		$ 544,033		$ 692,199		$ 873,645		$ 863,582
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	114,735		149,132		366,680		487,760		620,942		787,083		786,186
Rest of world [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 13,514	[1]	$ 16,843	[1]	$ 41,419	[1]	$ 56,273	[1]	$ 71,257	[2]	$ 86,562	[2]	$ 77,396	[2]

[1]	Consists of Canada, United Kingdom, and France. Other than the United States, no single country accounted for more than 10% of total revenue during the three and nine months ended September 30, 2023 and 2022.
[2]	Consists of Canada, United Kingdom and France. No single country accounted for more than 10% of the Company’s total revenue.